securitybenefit.com  •  800.888.2461

April 15, 2011

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Subj:           Variable Annuity Account XIV (EliteDesigns)
File Nos. 333-138540 and 811-10011

Dear Sir or Madam:

Enclosed for filing pursuant to Rule 485(b)(1) under the Securities Act of 1933 is Post-Effective Amendment No. 8 to the Registrant's registration statement under the Securities Act of 1933 and Post-Effective Amendment No. 44 to the Registrant's registration statement under the Investment Company Act of 1940 (the “Amendment”).

An effective date of April 18, 2011 is indicated.  As counsel who has reviewed the Amendment, I represent that it does not contain disclosures that render it ineligible to become effective under paragraph (b) of Rule 485.  Further, no sales of the contract described in the Amendment were made prior to April 18, 2011 using the prospectuses included in the Amendment.

If you have any questions concerning this filing, please contact me at (785) 438-3321 or Elisabeth Bentzinger at (202) 383-0717.

Sincerely,

/S/

Chris Swickard
Vice President and
Associate General Counsel
Security Benefit Life Insurance Company

Enclosures

One Security Benefit Place  •  Topeka, Kansas 66636-0001